Note 8. Property Plant and Equipment (Notes)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment (Including Consolidated VIE's)
PROPERTY, PLANT AND EQUIPMENT (INCLUDING CONSOLIDATED VIEs)
Property, plant and equipment consists of the following:

	As of December 31,
	2014	2013
In millions
Land	6.8	—
Software	9.8	4.6
Buildings and improvements	97.7	76.4
Machinery and equipment	457.4	463.6
Renewable energy systems	4,709.3	1,685.8
Total property, plant and equipment in service, at cost	$5,281.0	$2,230.4
Less accumulated depreciation	(572.2)	(309.0)
Total property, plant and equipment in service, net	$4,708.8	$1,921.4
Construction in progress – renewable energy systems	956.2	447.8
Construction in progress – other property, plant and equipment	810.5	28.8
Total property, plant and equipment, net	$6,475.5	$2,398.0

Consolidated depreciation expense for the years ended December 31, 2014 and 2013 was $146.2 million and $86.6 million, respectively, and includes depreciation expense for capital leases of $4.3 million and $4.3 million for the years ended December 31, 2014 and 2013, respectively.